Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information
44.
SEGMENT INFORMATION

The Company’s reportable segments are "Consumer Business", "Enterprise Business", "International Business" and "Others", which are managed separately because each segment represents a strategic business unit that serves different customers. Segment information is provided to the chief operating decision maker who allocates resources and assesses segment performance. The Company’s measure of segment performance is mainly based on revenues and income before income tax.

Some operating segments have been aggregated into a single operating segment taking into account the following factors: (a) the type or class of customer for the telecommunications products and services are similar; (b) the nature of the telecommunications products and services are similar; and (c) the methods used to provide the services to the customers are similar.

The accounting policies of the operating segments are the same as those described in Note 3.

a.
Segment revenues and operating results

Analysis by reportable segment of revenues and operating results of continuing operations are as follows:

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2023
Revenues
From external customers	$137,093	$73,005	$9,188	$3,913	$223,199
Intersegment revenues	2,626	1,014	995	406	5,041
Segment revenues	$139,719	$74,019	$10,183	$4,319	228,240
Intersegment elimination					(5,041)
Consolidated revenues					$223,199
Segment income before income tax	$28,907	$14,363	$2,141	$1,597	$47,008

Year ended December 31, 2024
Revenues
From external customers	$139,982	$75,338	$9,919	$4,729	$229,968
Intersegment revenues	2,765	884	1,107	376	5,132
Segment revenues	$142,747	$76,222	$11,026	$5,105	235,100
Intersegment elimination					(5,132)
Consolidated revenues					$229,968
Segment income before income tax	$29,771	$12,881	$2,383	$2,806	$47,841

Year ended December 31, 2025
Revenues
From external customers	$143,365	$77,236	$9,517	$5,996	$236,114
Intersegment revenues	2,941	1,030	955	380	5,306
Segment revenues	$146,306	$78,266	$10,472	$6,376	241,420
Intersegment elimination					(5,306)
Consolidated revenues					$236,114
Segment income before income tax	$31,312	$12,503	$2,219	$4,233	$50,267

b.
Other segment information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2023

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(129)	$29	$283	$70	$253
Interest income	$25	$58	$36	$499	$618
Interest expenses	$185	$94	$8	$32	$319
Depreciation and amortization	$28,699	$9,721	$1,354	$737	$40,511
Impairment loss on investment properties	$—	$—	$—	$336	$336
Impairment loss on property, plant and equipment	$249	$50	$—	$—	$299

For the year ended December 31, 2024

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(303)	$55	$277	$128	$157
Interest income	$29	$56	$58	$638	$781
Interest expenses	$199	$98	$8	$34	$339
Depreciation and amortization	$28,421	$9,943	$1,422	$739	$40,525
Reversal of impairment loss on investment properties	$—	$—	$—	$139	$139

For the year ended December 31, 2025

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits (loss) of associates and joint ventures accounted for using equity method	$(379)	$50	$295	$99	$65
Interest income	$26	$60	$53	$765	$904
Interest expenses	$220	$107	$8	$35	$370
Depreciation and amortization	$28,581	$10,393	$1,465	$722	$41,161
Impairment loss on property, plant and equipment	$90	$22	$—	$—	$112
Reversal of impairment loss on investment properties	$—	$—	$—	$28	$28

c.
Main products and service revenues

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$55,138	$57,067	$58,919
Fixed-line services	42,574	42,872	43,078
Sales	36,816	37,231	38,503
Others	2,565	2,812	2,865
	137,093	139,982	143,365
Enterprise Business
Fixed-line services	33,967	33,757	33,589
ICT business	24,697	27,792	30,360
Mobile services	9,119	9,152	9,530
Others	5,222	4,637	3,757
	73,005	75,338	77,236
International Business
Fixed-line services	5,389	5,087	4,782
ICT business	2,841	4,016	4,106
Others	958	816	629
	9,188	9,919	9,517
Others
Sales	3,034	3,803	5,066
Others	879	926	930
	3,913	4,729	5,996
	$223,199	$229,968	$236,114
d.
Geographic information

The users of the Company’s services are mainly from Taiwan, ROC. The revenues it derived outside Taiwan are mainly revenues from international long distance telephone and leased line services. The geographic information for revenues was as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$215,265	$220,398	$226,132
Overseas	7,934	9,570	9,982
	$223,199	$229,968	$236,114

The Company has long-lived assets in U.S., Singapore, Hong Kong, China, Vietnam, Japan, Thailand , Germany and Malaysia for $2,948 million and $2,578 million as of December 31, 2024 and 2025, respectively, in the aforementioned areas, the other long-lived assets are located in Taiwan, ROC.

e.
Major customers

As the years ended December 31, 2023, 2024 and 2025, the Company did not have any single customer whose revenue exceeded 10% of the total revenues.